Loans, Borrowings, Lease obligations and Other Financial Liabilities - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Liabilities [Abstract]
Opening balance	$ 5,058	$ 4,263
Cash movements
Repayment of lease liabilities	(1,883)	(1,610)
Non-cash movements
Interest accretion	384	355
New leases	6,277	2,096
Disposals	(1,063)	(46)
Closing balance	$ 8,773	$ 5,058